Derivative financial instruments - Effect on the income statement and OCI of recycling amounts in respect of Cash flow hedges and Net investment hedges of foreign operations (Details) - Barclays Bank Group [member] - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other income [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Amount recycled from OCI due to hedged item affecting income statement, hedges of net investments in foreign operations	£ 0	£ 0
Amount recycled from other comprehensive income due to sale of investment, or cash flows no longer expected to occur, hedges of net investments in foreign operations	(4)	(15)
Interest rate risk [member] | Net Interest income [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Amount recycled from OCI due to hedged item affecting income statement, cash flow hedges	239	105
Amount recycled from other comprehensive income due to sale of investment, or cash flows no longer expected to occur, cash flow hedges	37	36
Foreign exchange risk [member] | Other income [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Amount recycled from OCI due to hedged item affecting income statement, cash flow hedges	55	0
Amount recycled from other comprehensive income due to sale of investment, or cash flows no longer expected to occur, cash flow hedges	£ 0	£ 0